091-06463-fn

For Internal Use Only
Sec File No. 9

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | July 31, 2001 |
| Estimated average burden hours per response | 2.00 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

10045074

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   ownership of the trust
4. Name of Underlying Instrument:
   Market Vectors Brazil Small-Cap ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad
6. Ticker Symbol(s) of New Derivative Securities Product:
   BRF
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   various
8. Settlement Methodology of New Derivative Securities Product:
   see Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   see Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Ongena

Title:
Vice President and Associate General Counsel

Telephone Number:
312 663 2937

Manual Signature of Official Responsible for Form:

Date: 08/18/[illegible]

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | AUG 19 2009 |

**CHX**

Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 19 2009
DIVISION OF TRADING & MARKETS

August 18, 2009

SEC Mail Processing
Section
AUG 19 2009
Washington, DC
110

**BY U.S. MAIL**

Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

**Re: Form 19b-4(e) for Market Vectors ETFs**

Dear SEC Staff:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and nine copies of the Forms 19b-4(e) relating to four (4) Market Vectors ETFs.

If you have any questions about this filing, please contact me at (312) 663-2937.

Sincerely,

James Ongena
Associate General Counsel

Enclosures

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | AUG 19 2009 |

**Chicago Stock Exchange, Incorporated**
One Financial Place 440 S LaSalle Street Chicago, Illinois 60605-1070 312-663-2222 www.chx.com